SCHEDULE OF PROPERTY AND EQUIPMENT ARE PROVIDED USING THE STRAIGHT-LINE METHOD OVER THEIR ESTIMATED USEFUL LIVES (Details)	Sep. 30, 2025
Office Real Estate [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives	48 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives	3 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives	6 years
Production And Other Machineries [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives	5 years
Production And Other Machineries [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives	10 years